Sarah R. Crespi

Mail Stop BO7-19-4

Boston, MA 02109

Tel +1 617 357 1283

sarah.crespi@blackrock.com

February 28, 2022

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares U.S. ETF Trust (the “Trust”)

Securities Act File No. 333-179904;

Investment Company Act File No. 811-22649

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the following Trust funds, each dated March 1, 2022, do not differ from those contained in Post-Effective Amendment No. 623 to the Trust’s Registration Statement on Form N-1A, filed electronically on February 28, 2022:

BlackRock Short Maturity Bond ETF

BlackRock Short Maturity Municipal Bond ETF

BlackRock Ultra Short-Term Bond ETF

iShares Bloomberg Roll Select Commodity Strategy ETF

iShares Commodity Curve Carry Strategy ETF

iShares Gold Strategy ETF

iShares GSCI Commodity Dynamic Roll Strategy ETF

iShares Inflation Hedged Corporate Bond ETF

iShares Interest Rate Hedged Corporate Bond ETF

iShares Interest Rate Hedged Emerging Markets Bond ETF

iShares Interest Rate Hedged High Yield Bond ETF

iShares Interest Rate Hedged Long-Term Corporate Bond ETF

Yours truly,

/s/ Sarah R. Crespi
Sarah R. Crespi
Assistant Secretary